Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	ALLSPRING VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081402
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2023
(Allspring VT International Equity Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
• up to 10% of the Fund’s total assets in emerging market equity securities; and

In addition, the 3rd paragraph is replaced in its entirety with the following:

We use bottom-up stock selection, based on fundamental research, that emphasizes companies with resilient characteristics as the cornerstone of our investment process. We emphasize businesses that possess robust asset bases that produce sustainable cash flow growth through a cycle, created by efficient capital allocation and, typically, exhibit a commitment to returning value to shareholders through dividends. We emphasize dividend and cash flow yield among other valuation metrics to assess market sentiment and pricing opportunity. While long-term investors, we seek to drive excess returns through exploiting valuation opportunities that arise while recognizing the premium quality of these businesses. We balance exposures between companies with growth characteristics, expressed through growing earnings and dividends, with companies that have value characteristics, expressed through higher dividend yields and usually lower dividend growth. This focus on cash flow and dividend discipline drives a less volatile outcome that delivers both income and growth over a full market cycle. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

(Allspring VT International Equity Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%